PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
Voya Global Insights Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: 97.7%
Brazil: 4.1%
546,723  Wheaton Precious Metals
Corp.
$ 42,442,106
4.1
China: 3.6%
109,330  Alibaba Group Holding
Ltd., ADR
14,456,706
1.4
1,765,853  Shenzhen Envicool
Technology Co. Ltd. -
Class A
9,590,317
0.9
207,008
Trip.com Group Ltd., ADR
13,161,569
1.3
37,208,592
3.6
Germany: 2.6%
535,530
BASF SE
26,845,584
2.6
India: 2.7%
122,068
Maruti Suzuki India Ltd.
16,398,162
1.6
780,290
Reliance Industries Ltd.
11,600,830
1.1
27,998,992
2.7
Indonesia: 1.2%
23,992,500
Bank Central Asia Tbk PT
12,314,991
1.2
Italy: 2.5%
3,241,710
Enel SpA
26,279,019
2.5
Japan: 4.3%
435,800
Hitachi Ltd.
10,232,325
1.0
1,369,900
Sony Group Corp.
34,662,588
3.3
44,894,913
4.3
Netherlands: 2.8%
780,624  Koninklijke Ahold
Delhaize NV
29,160,342
2.8
Singapore: 0.5%
1,085,435
(1)
Grab Holdings Ltd. -
Class A
4,917,021
0.5
Spain: 0.6%
122,558  Industria de Diseno Textil
SA
6,102,411
0.6
Switzerland: 1.5%
25,111
Lonza Group AG
15,512,820
1.5
United Kingdom: 5.5%
4,133,899
Barclays PLC
15,543,672
1.5
171,872  London Stock Exchange
Group PLC
25,527,797
2.5
236,143  Reckitt Benckiser Group
PLC
15,968,189
1.5
57,039,658
5.5
United States: 65.8%
127,514
3M Co.
18,726,706
1.8
211,059
Acushnet Holdings Corp.
14,491,311
1.4
137,707
Apple, Inc.
30,588,856
3.0
79,927
(1)
ARM Holdings PLC, ADR
8,535,404
0.8
629,313
(1)
Asana, Inc. - Class A
9,169,090
0.9
1,140,073
AT&T, Inc.
32,241,264
3.1
551,787
Bank of America Corp.
23,026,071
2.2
742,396
Cisco Systems, Inc.
45,813,257
4.4
40,931
(1)
Coinbase Global, Inc. -
Class A
7,049,546
0.7
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
69,681  Constellation Energy
Corp.
$ 14,049,780
1.4
377,298
Coterra Energy, Inc.
10,903,912
1.1
38,953
Deere & Co.
18,282,591
1.8
14,546
Eli Lilly & Co.
12,013,687
1.2
80,007
(1)
First Solar, Inc.
10,115,285
1.0
511,435
Fox Corp. - Class A
28,947,221
2.8
365,978
Freeport-McMoRan, Inc.
13,855,927
1.3
63,535
Garmin Ltd.
13,795,355
1.3
124,315  GE HealthCare
Technologies, Inc.
10,033,464
1.0
26,093
HCA Healthcare, Inc.
9,016,436
0.9
179,351
Holcim AG
19,300,538
1.9
57,869
(1)
Inspire Medical Systems,
Inc.
9,217,374
0.9
30,581  Interactive Brokers
Group, Inc. - Class A
5,063,908
0.5
534,432
(1)
Joby Aviation, Inc.
3,217,281
0.3
92,951  Marsh & McLennan Cos.,
Inc.
22,682,832
2.2
42,121
Microsoft Corp.
15,811,802
1.5
29,780
(1)
MicroStrategy, Inc. -
Class A
8,584,681
0.8
71,780
(1)
Natera, Inc.
10,150,410
1.0
186,499
NVIDIA Corp.
20,212,762
1.9
216,303
Otis Worldwide Corp.
22,322,470
2.2
131,047
(1)
PayPal Holdings, Inc.
8,550,817
0.8
102,260  PNC Financial Services
Group, Inc.
17,974,240
1.7
143,962
Prologis, Inc.
16,093,512
1.6
53,664
Rockwell Automation, Inc.
13,865,704
1.3
59,021
Salesforce, Inc.
15,838,876
1.5
297,765
Shell PLC
10,838,794
1.0
1,075,615
(1)
Standardaero, Inc.
28,654,384
2.8
48,353
Targa Resources Corp.
9,693,326
0.9
85,864
(1)
Tesla, Inc.
22,252,514
2.1
44,552
Valero Energy Corp.
5,883,983
0.6
55,164  Vertiv Holdings Co. -
Class A
3,982,841
0.4
289,418
Walmart, Inc.
25,408,006
2.5
215,078
Walt Disney Co.
21,228,199
2.0
83,562
Zoetis, Inc.
13,758,483
1.3
681,242,900
65.8
Total Common Stock
(Cost $951,118,258)
1,011,959,349
97.7
Total Long-Term
Investments
(Cost $951,118,258)
1,011,959,349
97.7

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
2
Voya Global Insights Portfolio
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: 2.1%
Mutual Funds: 2.1%
21,252,120
(2)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.230%
(Cost $21,252,120) $ 21,252,120 2.1
Total Short-Term
Investments
(Cost $21,252,120)
$ 21,252,120
2.1
Total Investments in
Securities
(Cost $972,370,378) $ 1,033,211,469 99.8
Assets in Excess of
Other Liabilities 2,133,416 0.2
Net Assets $ 1,035,344,885 100.0
ADR American Depositary Receipt
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of March 31, 2025.
Sector Diversiﬁcation
Percentage
of Net Assets
Information Technology 16.7%
Consumer Discretionary 13.1
Industrials 12.9
Financials 12.5
Materials 9.9
Communication Services 8.0
Health Care 7.7
Consumer Staples 6.8
Energy 4.7
Utilities 3.9
Real Estate 1.5
Short-Term Investments 2.1
Assets in Excess of Other Liabilities 0.2
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
3
Voya Global Insights Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs#
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Common Stock
Brazil $ 42,442,106 $ — $ — $ 42,442,106
China 27,618,275 9,590,317 — 37,208,592
Germany — 26,845,584 — 26,845,584
India — 27,998,992 — 27,998,992
Indonesia 12,314,991 — — 12,314,991
Italy 26,279,019 — — 26,279,019
Japan — 44,894,913 — 44,894,913
Netherlands — 29,160,342 — 29,160,342
Singapore 4,917,021 — — 4,917,021
Spain — 6,102,411 — 6,102,411
Switzerland — 15,512,820 — 15,512,820
United Kingdom — 57,039,658 — 57,039,658
United States 651,103,568 30,139,332 — 681,242,900
Total Common Stock 764,674,980 247,284,369 — 1,011,959,349
Short-Term Investments 21,252,120 — — 21,252,120
Total Investments, at fair value $ 785,927,100 $ 247,284,369 $ — $ 1,033,211,469
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 104,185,067
Gross Unrealized Depreciation (43,343,976)
Net Unrealized Appreciation $ 60,841,091